Personnel expenses - Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments (Details)	12 Months Ended
	Dec. 31, 2023 shares SFr / shares	Dec. 31, 2022 shares SFr / shares	Dec. 31, 2021 shares
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Number of share options outstanding (in shares)	282,105	282,105	318,902
Number of PSUs and RSUs outstanding (in shares)	1,530,661	700,801	643,120
Weighted average remaining contractual life of outstanding PSUs and RSUs	1 year 4 months 24 days	1 year 1 month 6 days
Number of PSUs and RSUs exercisable (in shares)
Number of instruments outstanding (in shares)	1,812,766	982,906	962,022
Number of instruments exercisable (in shares	282,105	282,105
Exercise price, range one
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.06	SFr 6.06
Number of share options outstanding (in shares)	15,450	15,450
Weighted average remaining contractual life of outstanding share options	4 months 24 days	1 year 4 months 24 days
Number of share options exercisable (in shares)	15,450	15,450
Exercise price, range two
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding share options (in CHF per share) | SFr / shares	SFr 6.94	SFr 6.94
Number of share options outstanding (in shares)	266,655	266,655
Weighted average remaining contractual life of outstanding share options	8 months 12 days	1 year 8 months 12 days
Number of share options exercisable (in shares)	266,655	266,655
Exercise price, range three
Disclosure Of Exercise Prices, Number And Weighted Average Remaining Contractual Life Of Outstanding Instruments [Line Items]
Exercise price of outstanding PSUs and RSUs (in CHF per share) | SFr / shares	SFr 0.1	SFr 0.1